Income Tax - Summary of Deferred Income Tax Liabilities (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Vacation reserve, accrued bonuses and share-based compensation	₸ 5,224	₸ 994	₸ 1,242
Carry Forward Tax Losses	4,827
Property, equipment and intangible assets	(66,036)	(5,369)	(4,012)
Other	3,883	48	527
Net valuation allowance for tax assets and incentives	(18,665)
Net deferred tax liability	₸ (70,767)	₸ (4,327)	₸ (2,243)	₸ (3,205)